As filed with the Securities and Exchange Commission on July 2, 2009
                                                                                                                                            File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 246	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 246	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	JESSICA N. BENTLEY, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On August 1, 2009 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 246 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until August 1, 2009, the effectiveness of the registration statement for the iShares MSCI ACWI ex US Consumer Discretionary Index Fund (the “Fund”), filed in Post-Effective Amendment No. 226 on April 22, 2009 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 246 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 226.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 246 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 2nd day of July 2009.

By:
Michael Latham*
President

Date: July 2, 2009

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 246 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Trustee

Date: July 2, 2009

John E. Martinez*
Trustee

Date: July 2, 2009

George G. C. Parker*
Trustee

Date: July 2, 2009

Cecilia H. Herbert*
Trustee

Date: July 2, 2009

Charles A. Hurty*
Trustee

Date: July 2, 2009

John E. Kerrigan*
Trustee

Date: July 2, 2009

Robert H. Silver*
Trustee

Date: July 2, 2009

Darrell Duffie*
Trustee

Date: July 2, 2009

Michael Latham*
President

Date: July 2, 2009

/s/ Jack Gee
Jack Gee
Treasurer

Date: July 2, 2009

*By:	/s/ Jack Gee
Jack Gee
Attorney in fact

Date: July 2, 2009

*
Powers of Attorney, each dated February 23, 2009, for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, and Darrell Duffie are incorporated herein by reference to Post-Effective Amendment No. 226, filed April 22, 2009.